Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
11.

Long-term debt

December 31,
2019

Credit Agreement	$602,977
Senior Notes	150,000
Capital leases maturing at various dates through 2022	10,153
Other long-term debt maturing at various dates up to 2023	3,493
766,623
Less: current portion	5,545

Long-term debt - non-current	$761,078

The Company has
$150
million of Senior Notes bearing interest at a rate of
4.84%.
The Senior Notes are due on
January 16, 2025,
with
five
annual equal repayments beginning on
January 16, 2021.

The Company has entered into the Credit Agreement with a syndicate of lenders. The Credit Agreement is comprised of a committed multi-currency revolving credit facility of
$450,000
(the “Facility”) and a term loan (drawn in a single advance) in the aggregate amount of
$440,000
(the “Term Loan”). The Facility portion of the Credit Agreement has a term ending on
January 17, 2023
and bears interest at
0.25%
to
2.50%
over floating preference rates, depending on certain leverage ratios. The Term Loan portion of the Credit Agreement has a term ending on
June 21, 2024,
with repayments of
5%
per annum, paid quarterly, beginning in
September 2020,
with the balance payable at maturity, and bears interest at
0.25%
to
2.50%
over floating preference rates, depending on certain leverage ratios. The weighted average interest rate for
2019
was
4.4%.
The Facility had
$261,259
of available un-drawn credit as at
December 31, 2019.
As of
December 31, 2019,
letters of credit in the amount of
$6,316
were outstanding (
$5,214
as at
December 31, 2018).
The Credit Agreement requires a commitment fee of
0.25%
to
0.50%
of the unused portion, depending on certain leverage ratios. The Company may
repay amounts owing under the Credit Agreement at any time without penalty. The Facility is available to fund working capital requirements (including acquisitions and any associated contingent purchase consideration) and other general corporate purposes. The Term Loan was implemented in order to substantially finance the purchase price for Global Restoration.

The indebtedness under the Credit Agreement and the Senior Notes rank equally in terms of seniority. The Company has granted the lenders under the Credit Agreement and the holders of the Senior Notes various security, including an interest in all of our assets. The Company is prohibited under the Credit Agreement and the Senior Notes from undertaking certain acquisitions and dispositions, and incurring certain indebtedness and encumbrances, without prior approval of the lenders under the Credit Agreement and the holders of the Senior Notes.

The effective interest rate on the Company’s long-term debt for the year ended
December 31, 2019
was
4.4%.
The estimated aggregate amount of principal repayments on long-term debt required in each of the next five
years ending
December 31
and thereafter to meet the retirement provisions are as follows:

2020	$16,770
2021	55,230
2022	54,724
2023	220,980
2024 and thereafter	418,919